                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-00620
                                   ---------------------------------------------

                  AMF Large Cap Equity Institutional Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             3435 Stelzer Road, Columbus, Ohio               43219
--------------------------------------------------------------------------------
        (Address of principal executive offices)           (Zip code)

     BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 527-3713
                                                    ----------------

Date of fiscal year end:   12/31/06
                        --------------------

Date of reporting period:  03/31/06
                         -------------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



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ITEM 1. SCHEDULE OF INVESTMENTS.

ASSET MANAGEMENT FUND LARGE CAP EQUITY INSTITUTIONAL FUND, INC.

Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

                                                     SHARES
                                                       OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                     ------            -----
COMMON STOCKS  (95.6%)
ADVERTISING  (3.4%)
Omnicom Group, Inc.                                    30,000       $ 2,497,500
                                                                    -----------
AUTOMOTIVE  (2.4%)
Harley-Davidson, Inc.                                  35,000         1,815,800
                                                                    -----------
BEVERAGES  (3.4%)
Anheuser Busch Companies, Inc.                         60,000         2,566,200
                                                                    -----------
BEVERAGES NON-ALCOHOLIC  (7.4%)
Coca-Cola Co.                                          55,000         2,302,850
PepsiCo, Inc.                                          55,000         3,178,450
                                                                    -----------
                                                                      5,481,300
                                                                    -----------
BUILDING PRODUCTS  (4.3%)
Home Depot, Inc.                                       75,000         3,172,500
                                                                    -----------
COMPUTER HARDWARE  (6.4%)
Cisco Systems, Inc. (a)                               110,000         2,383,700
Dell, Inc. (a)                                         80,000         2,380,800
                                                                    -----------
                                                                      4,764,500
                                                                    -----------
COMPUTER SOFTWARE & SERVICES  (6.5%)
Automatic Data Processing, Inc.                        50,000         2,284,000
Microsoft Corp.                                        95,000         2,584,950
                                                                    -----------
                                                                      4,868,950
                                                                    -----------
CONSUMER NON-DURABLE  (4.3%)
Procter & Gamble Co.                                   55,000         3,169,100
                                                                    -----------
DISTRIBUTOR-CONSUMER PRODUCTS  (3.0%)
Sysco Corp.                                            70,000         2,243,500
                                                                    -----------
DIVERSIFIED MANUFACTURING  (11.4%)
3M Co.                                                 35,000         2,649,150
General Electric Co.                                  100,000         3,478,000
Illinois Tool Works, Inc.                              25,000         2,407,750
                                                                    -----------
                                                                      8,534,900
                                                                    -----------
FINANCIAL SERVICES  (6.4%)
American Express Co.                                   45,000         2,364,750
Merrill Lynch & Co. (a)                                30,000         2,362,800
                                                                    -----------
                                                                      4,727,550
                                                                    -----------
FOOD PROCESSING  (3.0%)
Wm. Wrigley Jr., Co.                                   35,000         2,240,000
                                                                    -----------
HEALTH CARE  (4.8%)
Johnson & Johnson                                      60,000         3,553,200
                                                                    -----------
INSURANCE  (8.4%)
American International Group, Inc.                     45,000         2,974,050
Berkshire Hathaway, Inc. (a)                               36         3,252,600
                                                                    -----------
                                                                      6,226,650
                                                                    -----------

MEDICAL INSTRUMENTS  (3.1%)
Medtronic, Inc. (a)                                    45,000         2,283,750
                                                                    -----------
OIL & GAS  (4.1%)
Exxon Mobil Corp.                                      50,000         3,043,000
                                                                    -----------
PHARMACEUTICALS  (5.9%)
Abbott Laboratories                                    60,000         2,548,200
Pfizer, Inc.                                           75,000         1,869,000
                                                                    -----------
                                                                      4,417,200
                                                                    -----------
RETAIL  (4.4%)
Wal-Mart Stores, Inc.                                  70,000         3,306,800
                                                                    -----------
TRANSPORTATION & SHIPPING  (3.0%)
FedEx Corp.                                            20,000         2,258,800
                                                                    -----------
TOTAL COMMON STOCKS (COST $54,605,429)                               71,171,200
                                                                    -----------

CASH EQUIVALENTS  (2.9%)
MONEY MARKET MUTUAL FUND  (2.9%)
Vanguard Admiral Money Market                       2,151,468         2,151,468
                                                                    -----------
Fund

TOTAL CASH EQUIVALENTS (COST $2,151,468)                              2,151,468
                                                                    -----------



TOTAL INVESTMENTS (COST $56,756,897)(b) - 98.5%                      73,322,668
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%                          1,095,987
                                                                    -----------

NET ASSETS - 100.0%                                                 $74,418,655
                                                                    ===========

------------

(a)  Represents non-income producing security.

(b) Represents cost for financial reporting purposes, is the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation of securities as follows:

       Unrealized appreciation                            $18,979,173
       Unrealized depreciation                             (2,413,402)
                                                          -----------
       Net unrealized appreciation                        $16,565,771
                                                          ===========

See notes to schedule of portfolio investments.


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                  AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
                   NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)



The AMF Large Cap Equity Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund was incorporated under the laws of the State of New York on October 29, 1952. The primary investment objective of the Fund is to achieve capital appreciation for its shareholders. The objective of income is secondary.

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

SECURITIES VALUATION:

Securities traded on the NASDAQ National Market System are valued at the official closing price as reported by NASDAQ. Securities traded on national exchanges are valued at the last reported sale price thereof where the security is principally traded. In the case of over-the-counter securities, securities are valued at the mean between closing bid and asked prices as of 4:00 PM eastern time. Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at the discretion of the Board of Directors.

SECURITY TRANSACTIONS:

Security transactions are accounted for on the trade date. The discount and premium on securities purchased are amortized over the life of the respected security.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

     (b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.



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                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      AMF Large Cap Equity Institutional Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Trent Statczar
                         -------------------------------------------------------
                           Trent Statczar, Treasurer

Date     May 25, 2006
    -----------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Trent Statczar
                         -------------------------------------------------------
                           Trent Statczar, Treasurer

Date     May 25, 2006
    -----------------------

By (Signature and Title)*  /s/ Joseph R. Ficalora
                         -------------------------------------------------------
                           Joseph R. Ficalora, President

Date     May 30, 2006
    -----------------------



* Print the name and title of each signing officer under his or her signature.